February 13, 2008

DREYFUS PREMIER ENTERPRISE FUND (A SERIES OF DREYFUS PREMIER OPPORTUNITY FUNDS)

Supplement to Prospectus dated February 1, 2008

The following information supersedes and replaces the DDA# contained in the Prospectus under the captions “Instructions for Regular Accounts” and “Instructions for IRAs”:

  DDA# 8900480025